Annual Fund Operating Expenses	Dec. 05, 2025
Aristotle Core Bond Fund | Aristotle Core Bond Fund, Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%
Aristotle Core Income Fund | Aristotle Core Income Fund, Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[2]
Expenses (as a percentage of Assets)	0.46%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund, Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[3]
Expenses (as a percentage of Assets)	0.40%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund, Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[4]
Expenses (as a percentage of Assets)	0.60%
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund, Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[5]
Other Expenses (as a percentage of Assets):	0.01%	[6]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	0.32%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne by Class H at an annual rate of 0.13% of the average net assets of the class.

[2]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne by Class H at an annual rate of 0.06% of the average net assets of the class.

[3]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne by Class H at an annual rate of 0.15% of the average net assets of the class.

[4]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne by Class H at an annual rate of 0.10% of the average net assets of the class.

[5]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne by Class H at an annual rate of 0.07% of the average net assets of the class.

[6]	“Other Expenses” include interest expense of 0.01% and are based on the Other Expenses of the Fund’s Class I shares for the fiscal year ended December 31, 2024. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[7]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.32% for Class H shares (the “Expense Limit”). Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.